REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2021	2020
Customer 1	$1,127,187	$798,698
Customer 2	858,983	799,405
Customer 3	733,177	628,940
Customer 4	586,196	419,499
Total sales to customers exceeding 10.0% of revenues from mining operations	$3,305,343	$2,646,542
Percentage of total revenues from mining operations	86.4%	84.3%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2021	2020
Revenue from contracts with customers	$3,821,683	$3,137,795
Provisional pricing adjustments on concentrate sales	2,195	318
Total revenues from mining operations	$3,823,878	$3,138,113

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2021	2020
Revenues from contracts with customers:
Gold	$3,714,917	$3,047,019
Silver	69,876	73,904
Zinc	13,679	2,312
Copper	23,211	14,560
Total revenues from contracts with customers	$3,821,683	$3,137,795